Share-based Compensation and Stock Plans - Restricted Stock Units (Details) (USD $) In Millions, except Share data, unless otherwise specified						12 Months Ended
	Feb. 28, 2013	May 31, 2012	May 31, 2011	Feb. 28, 2013 LVB Acquisition, Inc. [Member]	May 31, 2012 LVB Acquisition, Inc. [Member]	May 31, 2012 Restricted Stock Units [Member]	May 31, 2011 Restricted Stock Units [Member]	Feb. 10, 2011 Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	$ 0	$ 0	$ 0	$ 0.01	$ 0.01
Maximum number of shares of common stock authorized								4,000,000
Number of shares of common stock called per restricted stock unit								1
Award vesting period						5 years
Unrecognized share-based compensation expense						$ 29.3
Expected weighted average period of recognition						4 years
Restricted Stock Units Outstanding [Roll Forward]
Outstanding, beginning of period (shares)						3,835,000	0
Granted (shares)						30,000	3,835,000
Vested (shares)						0	0
Forfeited (shares)						(200,000)	0
Outstanding, end of period (shares)						3,665,000	3,835,000
Restricted Stock Units Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (usd per share)						$ 10.00	$ 0.00
Granted (usd per share)						$ 10.00	$ 10.00
Vested (usd per share)						$ 0.00	$ 0.00
Forfeited (usd per share)						$ 10.00	$ 0.00
Outstanding, end of period (usd per share)						$ 10.00	$ 10.00